Provisions Current and Non-current Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [abstract]
Current	$ 12,066	$ 7,372
Non-Current	229,887	188,012
Provisions	$ 241,953	$ 195,384	$ 75,155